Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Accumulated Other Comprehensive Income

NOTE 5. — ACCUMULATED OTHER COMPREHENSIVE INCOME

The following summarizes the changes in the balances of each component of accumulated other comprehensive income (loss) (in thousands):

Foreign
Currency
Gain (Loss)
Balance at December 31, 2012	$224
Realized foreign currency gain	(224)
Balance at December 31, 2013	$-